Derivatives - Cash flow hedges - Hedging instruments impacted by Ibor reform (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	424,859	315,513
Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	172,985	162,062
Cash flow hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	218,099	123,308
HSBC Holdings | Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	92,268	81,873
Interest rate
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	361,312	276,589
Interest rate | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	35,645	64,109
Interest rate | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	27,757	21,621
Interest rate | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	0
Interest rate | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	2,015
Interest rate | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	7,888	40,473
Interest rate | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	325,667	212,480
Interest rate | Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	172,985	162,062
Interest rate | Fair value hedges | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	21,291	27,414
Interest rate | Fair value hedges | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	16,907	12,756
Interest rate | Fair value hedges | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	0
Interest rate | Fair value hedges | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	2,015
Interest rate | Fair value hedges | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	4,384	12,643
Interest rate | Fair value hedges | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	151,694	134,648
Interest rate | Cash flow hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	188,327	114,527
Interest rate | Cash flow hedges | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	14,354	36,695
Interest rate | Cash flow hedges | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	10,850	8,865
Interest rate | Cash flow hedges | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	0
Interest rate | Cash flow hedges | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	0
Interest rate | Cash flow hedges | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	3,504	27,830
Interest rate | Cash flow hedges | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	173,973	77,832
Interest rate | HSBC Holdings
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	92,268	81,873
Interest rate | HSBC Holdings | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	20,197	18,546
Interest rate | HSBC Holdings | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	19,614	15,210
Interest rate | HSBC Holdings | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	0
Interest rate | HSBC Holdings | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	2,000
Interest rate | HSBC Holdings | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	583	1,336
Interest rate | HSBC Holdings | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	72,071	63,327
Interest rate | HSBC Holdings | Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	92,268	81,873
Interest rate | HSBC Holdings | Fair value hedges | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	20,197	18,546
Interest rate | HSBC Holdings | Fair value hedges | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	19,614	15,210
Interest rate | HSBC Holdings | Fair value hedges | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	0
Interest rate | HSBC Holdings | Fair value hedges | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	2,000
Interest rate | HSBC Holdings | Fair value hedges | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	583	1,336
Interest rate | HSBC Holdings | Fair value hedges | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	72,071	63,327